CONVERTIBLE NOTES (Details Narrative 2) (USD $)	9 Months Ended		12 Months Ended		55 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Loss on extinguishment of debt	$ (1,480,336)
Debt discount due to beneficial conversion feature	173,035	629,332
Accretion	159,647
Accretion - discount	379,672	559,496
Principal repaid	100,000
Accrued interest	201,000
Loss on extinguishment	32,853		32,853		32,853
Automatic conversion of convertible promissory notes	3,357,000
Beneficial conversion expense	2,324,760
Detachable warrants weighted average fair value	127,289	199,234
2013 Notes (1) [Member]
Convertible promissory notes issued	1,487,000		700,000
Convertible note interest rate	8.00%
Warrants issued			70,000
Warrant exercise price			$ 3.00		$ 3.00
Amended exercise price			$ 2.10		$ 2.10
Amended note principal balance			1,387,000
Shares issued pursuant to amendment			92,468
Loss on extinguishment of debt			32,853
Weighted average fair value			$ 1.00		$ 1.00
Discount rate			0.63%
Expected term			4 years
Volatility rate			129.00%
Warrants valued at a discount to convertible debt			71,543
Accretion - discount			752,762
Principal repaid			100,000
Convertible note maturity date			Dec. 31, 2013
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 2.50		$ 2.50		$ 2.50
Amended conversion price			$ 1.50		$ 1.50
The 2013 Notes (2) [Member]
Convertible promissory notes issued	148,700		787,000
Warrants issued			78,700
Warrant exercise price	$ 3.00
Expected term	4 years
Accretion - discount			77,207
Convertible note maturity date			Dec. 31, 2013
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 2.50
The 2013 Notes (3) [Member]
Convertible promissory notes issued	1,387,000
Warrant exercise price	$ 3.00
Amended exercise price	$ 2.10
Amended note principal balance	128,700
Shares issued pursuant to amendment	92,468
Loss on extinguishment of debt	32,853
Expected term	4 years
Principal repaid	100,000
Accrued interest	8,828
Amended conversion price	$ 1.50
2014 Notes (1) [Member]
Convertible promissory notes issued	500,000		500,000
Convertible note interest rate	8.00%
Warrants issued	83,333		83,333
Warrant exercise price	$ 2.10		$ 2.10		$ 2.10
Weighted average fair value			$ 1.48		$ 1.48
Discount rate			0.88%
Expected term			4 years
Volatility rate			129.00%
Warrants valued at a discount to convertible debt			357,145
Debt discount due to beneficial conversion feature			532,210
Accretion - discount			1,500,000
Convertible note maturity date			May 31, 2014
Gross proceeds minimum aggregate	3,500,000		3,500,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 1.50		$ 1.50		$ 1.50
The 2014 Notes (2) [Member]
Convertible promissory notes issued	855,000		855,000
Convertible note interest rate	8.00%
Warrants issued	142,500		142,500
Warrant exercise price	$ 2.10		$ 2.10		$ 2.10
Gross proceeds minimum aggregate	5,000,000		5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15		$ 1.15
Conversion price right	$ 1.50		$ 1.50		$ 1.50
Additional Notes [Member]
Convertible promissory notes issued	150,000
Warrants issued	25,000
Warrant exercise price	$ 2.10
Gross proceeds minimum aggregate	5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15
Conversion price right	$ 1.50
May 2014 Notes [Member]
Convertible promissory notes issued	65,000
Convertible note interest rate	8.00%
Warrants issued	155,000
Warrant exercise price	$ 1.50
Gross proceeds minimum aggregate	$ 5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15